Cover	May 27, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 27, 2026
Entity File Number	001-43274
Entity Registrant Name	Starlink AI Acquisition Corporation
Entity Central Index Key	0002094076
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	605W W 42nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	347
Local Phone Number	275 0282
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, par value US$0.0001 per share, and one right to receive one-fourth (1/4) of one ordinary share
Title of 12(b) Security	Units, each consisting of one ordinary share, par value US$0.0001 per share, and one right to receive one-fourth (1/4) of one ordinary share
Trading Symbol	OTAIU
Security Exchange Name	NYSE
Ordinary shares, par value US$0.0001 per share
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
Trading Symbol	OTAI
Security Exchange Name	NYSE
Rights, each entitling the holder to receive one-fourth (1/4) of one ordinary share upon completion of an initial business combination
Title of 12(b) Security	Rights, each entitling the holder to receive one-fourth (1/4) of one ordinary share upon completion of an initial business combination
Trading Symbol	OTAIR
Security Exchange Name	NYSE